Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following at March 31, 2024 and December 31, 2023:
	March 31,	December 31,
	2024	2023
Furniture and fixtures	$19,880	$19,880
Computer equipment	43,784	43,784
	63,664	63,664
Less: Accumulated depreciation	(28,003)	(24,500)
Property, plant and equipment - net	$35,661	$39,164
Property, plant and equipment consisted of the following at December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Furniture and fixtures	$19,880	$56,696
Computer equipment	43,784	23,896
	63,664	80,592
Less: Accumulated depreciation	(24,500)	(24,396)
Property, plant and equipment - net	$39,164	$56,196